LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES
18.	LEASES
The Company’s
right-of-use
assets and lease liabilities for its operating lease consisted of the following amounts as of June 30, 2023 and December 31, 2022:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Assets:
Operating lease right-of-use assets	$240,816	$77,011
Liabilities:
Operating lease liability, current	227,561	48,127
Operating lease liability, non-current	16,864	29,268

Total lease liability	$244,425	$77,395

The Company recognizes lease expense for its operating leases within general, administrative, and other expenses on the Company’s condensed consolidated statements of operations and comprehensive income.

The Company’s lease expense for the periods presented consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease cost	$12,471	$11,921	$24,942	$23,842
Variable lease cost	7,704	612	8,925	1,223

Total lease cost	$20,175	$12,533	$33,867	$25,065

The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Six Months Ended June 30,
	2023	2022
Cash paid for amounts included in the measurement of the lease liability
Operating cash flows from operating leases	$24,557	$23,842
ROU assets obtained in exchange for new lease liabilities	—	—
The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Weighted-average remaining lease term (in years)	1.00	1.58
Weighted-average discount rate	3.54%	3.36%
Future minimum noncancellable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at June 30, 2023 are as follows:

Operating leases
Remaining of 2023	$130,176
2024	118,057
2025	—
2026	—
2027	—
Thereafter	—
Total operating lease payments (undiscounted)	248,233
Less: Imputed interest	(3,808)

Lease liability as of June 30, 2023	$244,425